Debt (Estimated Fair Value Of Significant Financial Instruments) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Estimate of Fair Value Measurement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term debt	$ 264	$ 313
Long-term debt	5,444	4,625
Reported Value Measurement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term debt	262	312
Long-term debt	$ 5,225	$ 4,495